Capital Stock - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Share-Based Compensation Expense [Line Items]
Total Lionsgate Studios employee share-based compensation expense	$ 8.4	$ 8.0	$ 62.5		$ 73.4		$ 70.2
Corporate allocation of share-based compensation	4.2	3.7
Share-based payment arrangement, total	12.6	11.7	54.8	[1]	69.2	[1]	70.2	[1]
Impact of accelerated vesting on equity awards	0.0	0.5	$ 7.7	[2]	$ 4.2	[2]	$ 0.0	[2]
Total share-based compensation expense	12.6	12.2
Stock options
Share-Based Compensation Expense [Line Items]
Total Lionsgate Studios employee share-based compensation expense	0.2	0.5
Restricted share units and other share-based compensation
Share-Based Compensation Expense [Line Items]
Total Lionsgate Studios employee share-based compensation expense	8.0	7.4
Share appreciation rights
Share-Based Compensation Expense [Line Items]
Total Lionsgate Studios employee share-based compensation expense	$ 0.2	$ 0.1

[1]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:
[2]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.